CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS.
Schedule of cash and cash equivalents

	December 31,
	2025	2024
	U.S. dollars in thousands
Cash in bank	1,348	1,882
Short-term bank deposits	2,623	2,735
	3,971	4,617